2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Nikiforos Shipping S.A. [Member]	Dec. 31, 2017 USD ($)
Vessel valuation	$ 4,925,000
Carrying value	$ 2,960,232